Marketable Securities (Details) - Schedule of Reconciliation of the Movement of the Company’s Investment	12 Months Ended
Dec. 31, 2023 USD ($)
Schedule of Reconciliation of the Movement of the Company’s Investment [Abstract]
Balance at beginning	$ 263,691
Change in fair value	(264,655)
Movement in exchange rate	964
Balance at ending	[1]

[1]	Reflects closing price of CDN$0.000 on December 31, 2023.